UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Tax-Free Bond Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31, 2004

Date of reporting period:     November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Tax-Free Bond Fund

11.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on
November 30, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                  $524,896,334
(Cost $479,449,826)

Arizona 1.44%                                                                                                          7,557,700
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)                                  8.200   06-01-2021   D               2,150          63,425
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B                                      6.200   12-01-2030   Aaa             1,515       1,580,615
Maricopa County Pollution Control Corp,
Rev Ref El Paso Elec Co Ser 1985A (P)                                 6.375   08-01-2015   BBB-            2,500       2,554,950
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)                                     7.200   06-01-2027   B               1,000       1,046,530
Phoenix Civic Improvment Corp,
Rev Wasterwater Sys Jr Lien                                           6.000   07-01-2024   AAA             2,000       2,312,180

Arkansas 0.19%                                                                                                         1,015,190
Northwest Regional Airport Auth,
Rev Ref Airport Sys                                                   5.250   02-01-2023   A               1,000       1,015,190

California 20.69%                                                                                                    108,618,831
California, State of,
Gen Oblig Unltd                                                       5.250   11-01-2017   BBB             2,000       2,162,540
Gen Oblig Unltd                                                       5.250   11-01-2018   BBB             3,000       3,232,230
Gen Oblig Unltd                                                       5.125   04-01-2023   BBB             2,000       2,078,840
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2025   BBB-            5,000       1,503,750
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A                               Zero   01-01-2019   AAA            30,000      15,678,900
Rev Toll Rd Sr Lien Ser 1995A                                         6.000   01-01-2016   AAA            19,800      22,702,680
Golden State Tobacco Securitization Corp.,
Rev Asset Backed Bond Ser 2003B                                       5.375   06-01-2028   A-              2,500       2,573,675
Madera, County of,
Rev Cert of Part Valley Childrens Hosp                                6.500   03-15-2015   AAA            13,185      15,805,123
Millbrae, City of,
Rev Residential Facil Magnolia of Milbrae Proj Ser 1997A (G)          7.375   09-01-2027   BB              2,000       2,036,020
Sacramento City Financing Auth,
Rev Sr Convention Ctr Hotel Ser 1999A (G)                             6.250   01-01-2030   BB+             4,000       4,141,560
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2017   AAA             9,130      10,278,371
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2022   A               2,500       2,700,500
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj Ser 1999A (G)                         5.750   09-01-2023   BB                 25          25,523
San Joaquin Hills Transportation Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec Ser 1997A (Zero to
01-15-07, then 5.650%) (O)                                             Zero   01-15-2017   BB             10,000       8,750,600
Rev Toll Rd Jr Lien                                                    Zero   01-01-2010   AAA             6,250       5,275,688
Rev Toll Rd Sr Lien                                                    Zero   01-01-2014   AAA             5,000       3,433,400
Rev Toll Rd Sr Lien                                                    Zero   01-01-2017   AAA             4,900       2,838,031
Rev Toll Rd Sr Lien                                                    Zero   01-01-2020   AAA             2,000         989,420
Santa Ana Financing Auth,
Rev Lease Police Admin & Holding Facil Ser 1994A                      6.250   07-01-2019   AAA             2,000       2,411,980

Colorado 0.75%                                                                                                         3,959,470
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                                            Zero   09-01-2034   BBB-            7,000         784,840
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                                            7.125   06-15-2041   BB+             3,000       3,174,630

Delaware 0.61%                                                                                                         3,189,060
Charter Mac Equity Isuer Trust,
Preferred Tax Exempt Share, Ser A-4                                   5.750   04-30-2015   A3              3,000       3,189,060

Florida 7.13%                                                                                                         37,432,852
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)                                               7.375   05-01-2034   BB              1,500       1,568,160
Rev Spec Assessment (G)                                               7.250   05-01-2018   BB              1,000       1,043,360
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)                       7.850   08-15-2031   BBB-            3,500       3,533,775
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)                       9.125   10-01-2011   BBB             1,500       1,447,170
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB              5,000       6,119,700
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB              3,500       4,089,050
Crossings at Fleming Island Community Development District,
Rev Ref Spec Assessment Ser 2000C (G)                                 7.100   05-01-2030   BBB-            1,000       1,067,470
Hernando, County of,
Rev Criminal Justice Complex Fin                                      7.650   07-01-2016   AAA               500         664,075
Hillsborough County Industrial Development Auth,
Rev Ref Tampa General Hosp Proj Ser 2003A                             5.250   10-01-2024   Baa1            2,000       2,011,360
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)                                     6.000   05-01-2024   BB              1,750       1,798,020
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare                                       5.750   12-01-2032   A-              1,000       1,051,730
Orange County School Board,
Rev Ref Cert of Part Ser 1997A                                         Zero   08-01-2013   Aaa             5,000       3,476,250
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp Ser 2001A (G)                             6.950   05-01-2033   BB+             2,500       2,644,975
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D                                  6.750   10-01-2017   AA              2,200       2,714,932
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj                                                   5.875   10-01-2030   AA              1,260       1,328,242
South Miami Health Facilities Auth,
Rev Baptist Hlth South Florida Group                                  5.200   11-15-2028   AA-             2,000       2,026,420
Stoneybrook West Community Development District,
Rev Spec Assessment Ser 2000A (G)                                     7.000   05-01-2032   BB                500         533,355
Rev Spec Assessment Ser 2000B (G)                                     6.450   05-01-2010   BB                310         314,808

Georgia 4.42%                                                                                                         23,188,982
Georgia Municipal Electric Auth,
Rev Ref Pwr Ser 1993BB                                                5.700   01-01-2019   A+              1,000       1,132,570
Rev Ref Pwr Ser 1993C                                                 5.700   01-01-2019   AAA             5,000       5,744,750
Rev Ref Pwr Ser 1993Z                                                 5.500   01-01-2020   AAA             5,840       6,614,384
Rev Ref Pwr Ser 1994EE                                                7.250   01-01-2024   AAA             2,000       2,683,820
Rev Ref Pwr Ser 1998Y                                                 6.500   01-01-2017   AAA               145         175,391
Rev Unref Bal Pwr Ser 1998Y                                           6.500   01-01-2017   AAA             4,695       5,656,677
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr Corp Scherer
Ser 1992A                                                             6.800   01-01-2012   A               1,000       1,181,390

Illinois 3.70%                                                                                                        19,425,887
Chicago, City of,
Rev Tax Alloc Jr Lien Ser 2004B (G)                                   6.750   06-01-2022   BBB             3,000       3,031,050
Glendale Heights Hospital,
 Rev Ref Glendale Heights Proj Ser 1985B                              7.100   12-01-2015   AAA             2,000       2,408,500
Godfrey, City of,
Rev Ref United Methodist Village Ser 1999A (G)                        5.875   11-15-2029   BB-             1,375       1,031,731
Illinois Development Finance Auth,
Rev Ref Commonweath Edison Co Proj                                    5.850   01-15-2014   AAA             3,000       3,420,420
Illinois Educational Facilities Auth,
Rev Ed Advancement Fund Univ Ctr Proj                                 6.250   05-01-2030   Baa2            2,500       2,595,875
Rev Ed Advancement Fund Univ Ctr Proj                                 6.000   05-01-2022   Baa2            1,000       1,037,370
Illinois Health Facilities Auth,
Rev Ref Friendship Village of Schamburg                               6.750   12-01-2008   BBB             1,640       1,641,542
Rev Ref Mercy Hosp & Med Ctr Proj (H)                                 7.000   01-01-2007   CC                960         734,458
Round Lake Beach, Village of,
Spec Tax Rev Lakewood Grove Spec Serv Area No. 1 (G)                  6.700   03-01-2033   BBB             1,000       1,035,090
Will County Community Unit School District No. 365,
Gen Oblig Unltd Ref                                                    Zero   11-01-2021   AAA             5,780       2,489,851

Indiana 1.01%                                                                                                          5,297,100
Indiana Transportation Finance Auth,
Rev Ref Hwy Ser 2004B                                                 5.500   12-01-2019   AAA             1,000       1,144,820
Jasper Hospital Auth,
Rev Ref Memorial Hosp Ctr Proj                                        5.500   11-01-2032   AA              2,000       2,073,920
Wabash, County of,
Rev Solid Waste Disp Jefferson Smurfit Corp Proj                      7.500   06-01-2026   B               2,000       2,078,360

Kentucky 1.01%                                                                                                         5,314,850
Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C (Zero to
10-01-05, then 6.100%) (O)                                             Zero   10-01-2021   AAA             5,000       5,314,850

Lousiana 0.90%                                                                                                         4,698,096
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B                                   6.750   06-01-2030   Aaa             1,290       1,374,456
Louisiana Environmental Facilities Community
Development Auth,
Rev Cap Projs & Equip Acquisition Prog                                6.550   09-01-2025   A               3,000       3,323,640

Maine 0.21%                                                                                                            1,114,320
Maine Turnpike Auth,
Rev                                                                   5.250   07-01-2021   AAA             1,000       1,114,320

Maryland 0.85%                                                                                                         4,463,360
Municipal Mortgage & Equity, LLC,
Bond (S)                                                              6.875   06-30-2049   A3              4,000       4,463,360

Massachusetts 4.87%                                                                                                   25,573,143
Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Sr Ser 2004B                                        5.250   07-01-2020   AAA             1,000       1,111,880
Massachusetts Development Finance Agency,
Rev Boston Univ Ser 1999P                                             6.000   05-15-2059   BBB+            1,000       1,123,180
Rev Boston Univ Ser 2002R (P)                                         1.650   10-01-2042   AAA             2,300       2,300,000
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                               9.200   12-15-2031   BB              3,500       4,023,845
Rev Ref Partners Healthcare Sys Ser 2001C                             5.750   07-01-2032   AA-             2,000       2,157,140
Massachusetts Housing Finance Agency,
Rev Ser 2003B                                                         4.700   12-01-2016   AA-             1,000       1,019,650
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group Properties (G)                 8.000   09-01-2027   BB              1,455       1,535,403
Massachusetts Special Obligation Dedicated Tax,
Rev                                                                   5.250   01-01-2026   AAA             2,000       2,106,200
Massachusetts Water Pollution Abatement Trust,
Rev Ref Pool Prog Ser 9                                               5.250   08-01-2018   AAA             1,000       1,093,990
Rev Unref Bal Ser 1994A                                               6.375   02-01-2015   AA+                75          76,735
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C                                         5.500   12-01-2024   AAA             8,000       9,025,120

Michigan 1.89%                                                                                                         9,926,890
Michigan Hospital Finance Auth,
Rev Ref Genesys Hlth Sys Ser 1995A                                    8.100   10-01-2013   AAA             3,000       3,206,670
Midland County Economic Development Corp,
Rev Ref Ltd Oblig Ser 2000A                                           6.875   07-23-2009   BB-             6,500       6,720,220

Minnesota 0.42%                                                                                                        2,204,140
St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group Ser 2000A                           5.875   05-01-2030   Aaa             2,000       2,204,140

Missouri 0.60%                                                                                                         3,135,010
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs                              7.000   10-01-2021   BBB+            1,000       1,077,690
Missouri Health & Educational Facilties Auth,
Rev BJC Hlth Sys                                                      5.125   05-15-2025   AA              2,000       2,057,320

Nebraska 0.27%                                                                                                         1,426,056
Omaha Public Power District,
Rev Elec Sys Ser 1992B                                                6.200   02-01-2017   Aa2             1,200       1,426,056

Nevada 2.32%                                                                                                          12,187,192
Clark, County of,
Rev Ind'l Development Southwest Gas Corp Ser 1993A                    6.500   12-01-2033   BBB-           10,000      10,101,000
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)                              7.375   01-01-2040   BB              2,000       2,036,040
Nevada Housing Division,
Rev Ref Single Family Prog Sr Ser 1990C                               7.850   10-01-2015   AA-                25          25,056
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A                                     6.750   07-01-2009   AA                 25          25,096

New Hampshire 0.26%                                                                                                    1,345,487
New Hampshire Health & Educational Facilities Auth,
Rev Exeter Proj                                                       6.000   10-01-2024   A+              1,250       1,345,487

New Jersey 4.11%                                                                                                      21,547,295
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing Ser 1996A (G)(H)                 9.875   01-01-2021   D               1,100         144,650
Middlesex County Improvement Auth,
Rev Street Student Hsg Proj Ser 2004A                                 5.000   08-15-2018   Baa1            1,250       1,285,750
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens Ser 1996A                              8.500   11-01-2016   Aaa               100         113,508
Rev Cigarette Tax                                                     5.500   06-15-2024   BBB             3,000       3,053,970
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)                            8.500   11-01-2023   D               2,500       2,417,500
Rev Ref Newark Airport Marriot Hotel                                  7.000   10-01-2014   Ba3             2,000       2,077,960
New Jersey Educational Facilities Auth,
Rev Dorm Safety Trust Fund Ser 2001A                                  5.000   03-01-2016   AAA             1,200       1,277,544
New Jersey Health Care Facilities Financing Auth,
Rev Cap Health Sys Oblig Group Ser 2003A                              5.750   07-01-2023   BBB             1,000       1,056,430
Rev Care Institute Inc Cherry Hill Proj (G)                           8.000   07-01-2027   BB-             1,370       1,404,003
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond                                                 6.750   06-01-2039   BBB             5,000       4,986,700
Rev Asset Backed Bond                                                 6.250   06-01-2043   BBB             4,000       3,729,280

New Mexico 1.37%                                                                                                       7,195,120
Farmington, City of,
Rev Ref Poll Control El Paso Electric Co Proj Ser 2002A               6.375   06-01-2032   BBB-            5,000       5,101,700
Rev Ref Poll Control Tucson Elec Pwr Co Ser 1997A                     6.950   10-01-2020   B+              2,000       2,093,420

New York 7.16%                                                                                                        37,582,858
Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys Ser 1999A                       5.350   01-01-2012   AAA               510         562,683
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys Projs Ser 2001B              5.875   11-01-2011   A3                790         865,089
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                                    6.000   06-15-2033   AA+               365         422,276
Rev Unref Bal Wtr & Swr Sys Ser 2000B                                 6.000   06-15-2033   AA+               375         427,463
Rev Wtr & Swr Sys Ser 1999A                                           5.500   06-15-2032   AAA             2,000       2,136,140
Rev Wtr & Swr Sys Ser 2003F Subser F-2 (P)                            1.660   06-15-2035   AA+             1,400       1,400,000
New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A (Zero to 11-01-11,
then 14.000%) (O)                                                      Zero   11-01-2029   AA+             5,000       3,837,750
Rev Ref Future Tax Secd Ser 2002C (P)                                 1.660   08-01-2031   AA+               300         300,000
Rev Ref Future Tax Secd Ser 2003B                                     5.250   08-01-2015   AA+             2,000       2,189,180
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation Ser 1993A                     5.750   07-01-2009   AA-             1,000       1,104,380
Rev Preref Ser 1990B                                                  7.500   05-15-2011   AA-               160         191,949
Rev Ref Ser 2002B                                                     5.250   11-15-2023   AA-             2,000       2,184,340
Rev Ref State Univ Ed Facil Ser 1993A                                 5.500   05-15-2019   AA-             1,000       1,126,040
Rev Unref Bal Ser 1990B                                               7.500   05-15-2011   AA-               340         393,632
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                                             14.105   06-15-2011   AAA             2,000       2,914,460
New York State Housing Finance Agency,
Rev Ref State Univ Construction Ser 1986A                             8.000   05-01-2011   AAA             2,000       2,415,960
New York, City of,
Gen Oblig Unltd Subser 1993A (P)                                      1.660   08-01-2016   AA+               300         300,000
Gen Oblig Unltd Subser 1993E (P)                                      1.660   08-01-2020   AA              1,600       1,600,000
 Gen Oblig Unltd Subser 1993E (P)                                     1.660   08-01-2021   AA          1,600,000       1,600,000
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                                      5.500   07-15-2018   AAA             1,000       1,098,690
Rev Ref Spec Proj KIAC Partners Ser 4 (G)                             6.750   10-01-2019   BBB             8,700       8,978,226
Westchester Tobacco Asset Securitization Corp.,
Rev Asset Backed Bond (Zero to 07-15-09, then 6.950%) (O)              Zero   07-15-2039   BBB             2,000       1,534,600

North Carolina 1.23%                                                                                                   6,439,037
North Carolina Eastern Municipal Power Agency,
Rev Ref Pwr Sys Ser 2003C                                             5.375   01-01-2017   BBB             2,000       2,109,120
North Carolina Municipal Power Agency Number 1,
Rev Catawba Elec Ser 2003A                                            5.250   01-01-2019   AAA             2,500       2,678,300
Rev Unref Bal Catawba Elec                                            5.000   01-01-2015   AAA             1,650       1,651,617

Ohio 1.37%                                                                                                             7,198,106
Akron, City of,
Rev Cert of Part Akron Municipal Baseball Stadium Proj                6.900   12-01-2016   A+              1,000       1,069,750
Cleveland, City of,
Rev Continental Airlines Inc Proj                                     5.375   09-15-2027   B-              2,130       1,439,539
Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A                           6.000   01-01-2020   A               1,500       1,670,010
Rev Ref Cleveland Clinic Hlth Sys Ser 2003A                           5.750   01-01-2025   A               2,500       2,669,025
Student Loan Funding Corp,
Rev Ref Cincinnati Ohio Student Ln Subser 1991B (G)                   8.875   08-01-2008   BBB-              340         349,782

Oklahoma 0.38%                                                                                                         2,019,360
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                                                 7.750   06-01-2035   B-              2,000       2,019,360

Oregon 0.81%                                                                                                           4,242,720
Oregon Housing & Community Services Department,
Rev Single Family Mtg Prog Ser 1999J                                  5.750   07-01-2029   Aa2               870         887,478
Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)                             7.125   01-01-2021   BBB-            3,300       3,355,242

Pennsylvania 5.85%                                                                                                    30,709,387
Allegheny County Industrial Development Auth,
Rev Ref Environmental Imp Ser 1994A                                   6.700   12-01-2020   BBB+            5,000       5,187,500
Carbon County Industrial Development Auth,
Rev Ref Resource Recovery Panther Creek Partners Proj                 6.700   05-01-2012   BBB-            4,960       5,361,562
Delaware County Industrial Development Auth,
Rev Ref Resource Recovery Facil Ser1997A                              6.100   07-01-2013   BBB             5,000       5,372,700
Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)                               7.000   06-01-2026   BBB-            1,250       1,257,637
Lehigh, County of,
Rev Ref St Lukes Bethlehem Hosp                                       5.250   08-15-2023   BBB             1,500       1,510,710
Pennsylvania Economic Development Finance Auth,
Rev Resource Recovery Colver Proj Ser 1994D                           7.150   12-01-2018   BBB-            1,500       1,535,490
Rev Resource Recovery Colver Proj Ser 1994D                           7.125   12-01-2015   BBB-            7,000       7,163,100
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)                                  7.750   12-01-2017   B+              3,250       3,320,688

Puerto Rico 9.90%                                                                                                     51,939,807
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the Commonwealth
of Puerto Rico) (P)                                                  10.220   07-01-2011   AAA             6,500       8,445,970
Rev Ref Pars & Inflos (Gtd by the Commonwealth of Rico)               6.000   07-01-2011   AAA               200         229,938
Puerto Rico Highway and Transportation Auth,
Rev Ser PA 114 (G)(K)(P)                                             10.013   01-01-2008   AAA            13,130      17,396,725
Puerto Rico Public Buildings Auth,
Rev Ref Gov't Facils Ser 2002F (Gtd by the Commonwealth
of Puerto Rico)                                                       5.250   07-01-2020   A-              2,000       2,176,040
Rev Unref Bal Gov't Facils Ser 2002D                                  5.250   07-01-2036   A-              2,000       2,051,200
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                                           8.080   07-01-2018   AAA             2,915       3,377,494
Rev Inverse Floater (P)                                               9.870   07-01-2011   AAA            14,000      18,262,440

Rhode Island 0.20%                                                                                                     1,041,760
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village Ser 2002A (G)               6.875   05-01-2022   BB              1,000       1,041,760

South Carolina 0.84%                                                                                                   4,429,788
Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike                                      5.250   12-01-2029   A               2,000       2,013,920
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)                                7.375   02-01-2007   BB-             1,110       1,119,468
South Carolina Jobs-Economic Development Auth,
Rev South Carolina Elec & Gas Co Proj Ser 2002A                       5.200   11-01-2027   AAA             1,250       1,296,400

South Dakota 1.85%                                                                                                     9,689,300
South Dakota Educational Enhancement Funding Corp,
Rev Tobacco Settlement Asset Backed Bond Ser 2002B                    6.500   06-01-2032   BBB            10,000       9,689,300

Tennessee 2.23%                                                                                                       11,679,750
Humphreys County Industrial Development Board,
Rev E.I. Dupont Denemours & Co Proj                                   6.700   05-01-2024   AA-             6,500       6,648,850
Maury County Industrial Development Board,
Rev Ref Saturn Corp Proj                                              6.500   09-01-2024   BBB-            4,000       4,110,000
Metropolitan Knoxville Airport Auth,
Rev Northwest Airlines Proj (G)                                       8.000   04-01-2032   B-              1,000         920,900

Texas 2.45%                                                                                                           12,871,208
Austin, City of,
Rev Ref Combined Util Sys Ser 1998                                    6.750   11-15-2010   AAA             3,125       3,708,062
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj                                6.300   07-01-2032   BBB-            1,000       1,047,070
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co Ser 1999A                     7.700   04-01-2033   BBB             1,500       1,770,180
Corpus Christi Housing Finance Corp,
Rev Ref Sr Ser 1991A                                                  7.700   07-01-2011   AAA                45          45,113
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez Ser 1998A                                Zero   09-15-2016   AAA               900         522,198
Port Corpus Christi Industrial Development Corp,
Rev Citgo Petroleum Corp Proj                                         8.250   11-01-2031   BB              2,000       2,134,220
Rev Ref Valero Energy Corp Proj Ser 1997B                             5.400   04-01-2018   BBB             2,500       2,566,275
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj Ser 2003B                              6.150   08-01-2022   BBB             1,000       1,078,090

Utah 0.43%                                                                                                             2,255,650
Mountain Regional Water Special Service District,
Spec Assessment Rev Spec Imp Dist No. 2002-1 (G)                      7.000   12-01-2018   BB-             1,000         999,110
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A                                        8.125   05-15-2015   AAA             1,000       1,256,540

Virgin Islands 0.19%                                                                                                   1,021,130
Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)                                                   5.500   07-01-2017   BB+             1,000       1,021,130

Virginia 1.03%                                                                                                         5,413,283
Pittsylvania County Industrial Development Auth,
Rev Exempt Facil Ser 1994A (G)                                        7.550   01-01-2019   BB              3,500       3,577,385
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec 1st Tier Ser 1998C                              Zero   08-15-2024   A               4,800         937,248
Rev Toll Rd Cap Apprec 1st Tier Ser 1998C                              Zero   08-15-2025   B1              5,000         898,650

Washington 4.20%                                                                                                      22,029,563
King, County of,
Gen Oblig Unltd                                                       5.000   12-01-2016   AAA             5,860       6,290,710
Seattle, Port of,
Rev Northwest Airlines Proj (G)                                       7.250   04-01-2030   B-              1,700       1,463,683
Rev Ref Ser 2003A                                                     5.250   07-01-2016   AAA             1,000       1,084,000
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B                                  7.125   07-01-2016   AA-             1,500       1,898,385
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                                 6.500   06-01-2026   BBB             4,500       4,527,675
Washington, State of,
Gen Oblig Unltd Ser 1990A                                             6.750   02-01-2015   AA              1,000       1,212,110
Gen Oblig Unltd Ser 2000B                                             6.000   01-01-2025   AA              5,000       5,553,000

West Virginia 0.67%                                                                                                    3,522,996
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr                                    6.750   09-01-2022   A2              2,400       2,858,688
Rev Unref Bal Charleston Area Med Ctr                                 6.750   09-01-2022   A2                600         664,308

Wyoming 0.19%                                                                                                            994,600
Campbell, County of,
Rev Ref Poll Control Black Hills Pwr Proj                             5.350   10-01-2024   Baa2            1,000         994,600

Total investments 100.00%                                                                                           $524,896,334



John Hancock
Tax-Free Bond Fund
Interest rate swap contracts
November 30, 2004 (unaudited)

                                          Rate type
                    --------------------------------------------------
         Notional      Payments made                 Payments received      Termination      Appreciation
           amount            by Fund                           by Fund             date     (depreciation)
---------------------------------------------------------------------------------------------------------
       $4,000,000              3.73% (a)        Weekly Muni Swap Index         Jun 2015          $41,452
        4,000,000              3.63% (a)        Weekly Muni Swap Index         Jun 2015           76,443
        6,000,000              3.87% (a)        Weekly Muni Swap Index         Jun 2015           45,624
---------------------------------------------------------------------------------------------------------
                                                                                                $163,519

(a) Fixed rate


John Hancock
Tax-Free Bond Fund
Footnotes to Schedule of Investments
November 30, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2004

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,463,360 or 0.84% of the Fund's net assets as of November 30, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on November 30, 2004, including short-term investments, was $479,449,826. Gross unrealized appreciation and depreciation of investments aggregated $50,384,861 and $4,938,353, respectively, resulting in net unrealized appreciation of $45,446,508.


John Hancock
Tax-Free Bond Fund
Direct Placement Securities
November 30, 2004 (unaudited)

                                                                Value as a
                                                                percentage
Issuer, description,             Acquisition    Acquisition      of Fund's          Value as of
maturity date                           date           cost     net assets    November 30, 2004
------------------------------------------------------------------------------------------------
Puerto Rico Highway and
Transportation Auth,
- Rev Ser PA 114, 10.013%,
01-01-08                          04-02-1996    $14,925,160          3.26%          $17,396,725


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Tax-Free Bond Fund.

520Q1  11/04
        1/05

JOHN HANCOCK
High Yield Municipal Bond Fund

11.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]


John Hancock
High Yield Municipal Bond Fund
Securities owned by the Fund on
November 30, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 100.00%                                                                                  $105,948,793
(Cost $103,113,494)

Alabama 1.01%                                                                                                          1,070,650
Camden Industrial Development Board,
Rev Ref Exempt Facil Weyerhaeuser Ser 2003A                           6.125   12-01-2024   BBB             1,000       1,070,650

Alaska 1.09%                                                                                                           1,151,260
Anchorage, City of,
Rev Ice Rink (G)                                                      6.375   01-01-2020   AA              1,000       1,151,260

Arizona 0.92%                                                                                                            973,580
Peoria Industrial Development Auth,
Rev Ref Sierra Winds Life Ser 1999A (G)                               6.250   08-15-2020   BB              1,000         973,580

California 12.91%                                                                                                     13,674,755
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Center for Int'l Schools Proj (G)              7.375   05-01-2018   BB+             1,000       1,048,980
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2036   BBB-            4,000         598,000
Rev Ref Toll Rd Conv Cap Apprec Step Coupon
(5.850%, 07-15-09) (O)                                                 Zero   01-15-2023   AAA             3,000       2,593,560
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A                               Zero   01-01-2018   AAA             7,950       4,395,555
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)                            7.375   09-01-2027   BB              1,000       1,018,010
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2017   AAA             2,500       2,814,450
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                              9.481   04-23-2008   AAA             1,000       1,206,200

Colorado 3.04%                                                                                                         3,218,388
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                                            Zero   09-01-2035   BBB-           15,700       1,631,073
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                                            7.125   06-15-2041   BB+             1,500       1,587,315

Connecticut 1.00%                                                                                                      1,065,880
Connecticut Development Auth,
Rev Ref Poll Control Connecticut Light & Pwr Ser 1                    5.850   09-01-2028   BBB             1,000       1,065,880

Delaware 1.01%                                                                                                         1,068,130
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4                                   6.000   04-30-2019   A3              1,000       1,068,130

Florida 19.15%                                                                                                        20,287,392
Bonnet Creek Resort Community Development District,
Rev Spec Assessment (G)                                               7.375   05-01-2034   BB              1,055       1,102,939
Rev Spec Assessment (G)                                               7.250   05-01-2018   BB              1,445       1,507,655
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog Ser 2000A (G)                       7.850   08-15-2031   BBB-            2,000       2,019,300
Rev Student Hsg Cap Projs Ln Prog Ser 2001G (G)                       9.125   10-01-2011   BBB             1,600       1,543,648
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB              1,000       1,223,940
Rev Seminole Tribe Convention Ser 2003A (G)                           8.950   10-01-2033   BB              1,000       1,168,300
Crossings at Fleming Island Community Development,
Rev Ref Spec Assessment Ser 2000C (G)                                 7.100   05-01-2030   BBB-            1,000       1,067,470
Grand Haven Community Development District,
Rev Spec Assessment Ser 1997B (G)                                     6.900   05-01-2019   BB+               970         981,252
Homestead, City of,
Rev Ind'l Dev Community Rehab Proj Ser 1993A (G)                      7.950   11-01-2018   BB              3,010       3,027,338
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr Ser 2001A                           6.125   11-15-2011   BB              1,210       1,245,380
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)                                     6.000   05-01-2024   BB              2,000       2,054,880
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp (G)                                       6.000   05-01-2020   BB+             1,055       1,069,622
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)                                     7.125   05-01-2031   BB+               500         527,360
South Kendall Community Development District,
Rev Spec Assessment Ser 2004A                                         5.900   05-01-2035   BB+             1,000         990,170
Waterchase Community Development District,
Rev Cap Imp Ser 2001A (G)                                             6.700   05-01-2032   BB                720         758,138

Georgia 5.34%                                                                                                          5,659,900
Atlanta, City of,
Rev Wtr & Waste Wtr (P)                                               8.072   11-01-2019   AA              5,000       5,659,900

Illinois 4.11%                                                                                                         4,355,412
Bedford Park, City of,
Rev Ref Tax Increment 71st & Cicero Proj (G)                          7.375   01-01-2012   BBB-            1,000       1,053,360
Rev Ref Tax Increment 71st & Cicero Proj (G)                          7.000   01-01-2006   BBB-              240         243,982
Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)                                 6.750   06-01-2022   BBB             2,000       2,020,700
Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement Fund Univ Ctr Proj                    6.000   05-01-2022   Baa2            1,000       1,037,370

Iowa 0.23%                                                                                                               241,428
Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives Proj (G)                     9.250   07-01-2025   BB                200         241,428

Maryland 0.74%                                                                                                           781,463
Maryland Economic Development Corp,
Rev Student Hsg Sr Univ of Maryland Ser 2003A                         5.625   10-01-2023   Baa3              750         781,463

Massachusetts 7.15%                                                                                                    7,576,401
Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy & Allied Hlth Science                    5.750   07-01-2033   BBB             1,000       1,030,250
Rev Ogden Haverhill Proj Ser 1998B                                    5.500   12-01-2019   BBB             1,700       1,673,582
Massachusetts Health and Educational Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)                               9.200   12-15-2031   BB              2,500       2,874,175
Rev Jordan Hosp Ser 2003E                                             6.750   10-01-2033   BBB-            1,000       1,048,660
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group Properties (G)                 8.000   09-01-2027   BB                900         949,734

Michigan 4.33%                                                                                                         4,591,487
Midland County Economic Development Corp,
Rev Ref Ltd Oblig Ser 2000A                                           6.875   07-23-2009   BB-             1,500       1,550,820
Waterford, Township of,
Rev Ref Ltd Oblig Canterbury Hlth (G)                                 6.000   01-01-2039   B+              3,610       3,040,667

Missouri 1.02%                                                                                                         1,077,690
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs                              7.000   10-01-2021   BBB+            1,000       1,077,690

Nevada 1.92%                                                                                                           2,031,040
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)                              7.375   01-01-2040   BB              1,000       1,018,020
Rev Las Vegas Monorail Proj 2nd Tier (G)                              7.250   01-01-2023   BB              1,000       1,013,020

New Jersey 8.23%                                                                                                       8,725,380
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing Ser 1996 (G)(H)                  9.875   01-01-2021   D               1,500         197,250
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)                            8.500   11-01-2023   D               2,500       2,417,500
New Jersey Health Care Facilities Financing Auth,
Rev Cap Health Sys Oblig Group Ser 2003A                              5.750   07-01-2023   BBB             1,000       1,056,430
Rev Care Institute Inc Cherry Hill Proj (G)                           8.000   07-01-2027   BB-             2,000       2,049,640
Rev Ref St Peters Univ Hosp Ser 2000A                                 6.875   07-01-2030   BBB+            1,000       1,101,850
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond                                                 6.375   06-01-2032   BBB             1,000         970,390
Rev Asset Backed Bond                                                 6.250   06-01-2043   BBB             1,000         932,320

New Mexico 1.93%                                                                                                       2,040,680
Farmington, City of,
Rev Ref Poll Control El Paso Electric Co Proj Ser 2002A               6.375   06-01-2032   BBB-            2,000       2,040,680

New York 0.28%                                                                                                           300,000
New York City Transitional Finance Auth,
Rev Ref Future Tax Secd Sub Ser C 4 (P)                               1.660   08-01-2031   AA+               300         300,000

Ohio 0.64%                                                                                                               675,840
Cleveland, City of,
Rev Airport Spec Continental Airlines, Inc. Proj                      5.375   09-15-2027   B-              1,000         675,840

Oklahoma 0.95%                                                                                                         1,009,680
Tulsa Municipal Airport Trust,
Rev Ref Ser 2004A (P)                                                 7.750   06-01-2035   B-              1,000       1,009,680

Oregon 3.50%                                                                                                           3,713,949
Oregon State Housing & Community Services Dept,
Rev Single Family Mtg Prog Ser 1999J                                  5.750   07-01-2029   Aa2               850         867,077
Western Generation Agency,
Rev Wauna Cogeneration Proj Ser 1994A (G)                             7.125   01-01-2021   BBB-            2,800       2,846,872

Puerto Rico 3.83%                                                                                                      4,055,310
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                                           8.080   07-01-2018   AAA             3,500       4,055,310

Rhode Island 0.44%                                                                                                       463,583
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay Village Ser 2002 (G)                6.875   05-01-2022   BB                445         463,583

South Dakota 1.83%                                                                                                     1,937,860
South Dakota Educational Enhancement Funding Corp,
Rev Tobacco Settlement Asset Backed Bond Ser 2002B                    6.500   06-01-2032   BBB             2,000       1,937,860

Tennessee 1.11%                                                                                                        1,172,960
Johnson City Health & Educational Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth Ser 2000A                        7.500   07-01-2033   BBB+            1,000       1,172,960

Texas 4.37%                                                                                                            4,626,698
Bexar County Health Facilities Development Corp,
Rev Ref Army Retirement Residence Proj                                6.300   07-01-2032   BBB-              150         157,060
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co                               7.700   04-01-2033   BBB             1,000       1,180,120
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo Petroleum Proj                         8.000   04-01-2028   Ba3             2,100       2,334,738
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj                                      7.250   01-01-2031   B1              1,000         954,780

Utah 0.89%                                                                                                               947,872
Carbon, County of,
Rev Ref Sunnyside Cogeneration Ser 1999A 1999A (G)                    7.100   08-15-2023   BB                900         872,037
Rev Ref Sunnyside Cogeneration Ser 1999B (G)                           Zero   08-15-2024   BB                290          75,835

Virginia 4.22%                                                                                                         4,477,409
Hopewell Industrial Development Auth,
Rev Ref Stone Container Corp Proj (G)                                 8.250   06-01-2016   BB              2,400       2,443,200
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec 1st Tier Sub Ser 1998C                          Zero   08-15-2020   B1              4,000       1,040,000
Rev Toll Rd Cap Apprec 1st Tier Sub Ser 1998C                          Zero   08-15-2021   B1              4,100         994,209

Washington 1.87%                                                                                                       1,982,116
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                                                 6.500   06-01-2026   BBB             1,970       1,982,116

Wyoming 0.94%                                                                                                            994,600
Campbell, County of,
Rev Ref Black Hills Pwr Inc Proj                                      5.350   10-01-2024   Baa2            1,000         994,600

Total investments 100.00%                                                                                           $105,948,793



John Hancock
High Yield Municipal Bond Fund
Interest rate swap contracts
November 30, 2004 (unaudited)

                                          Rate type
                    --------------------------------------------------
         Notional      Payments made                 Payments received      Termination      Appreciation
           amount            by Fund                           by Fund             date     (depreciation)
---------------------------------------------------------------------------------------------------------
      $13,200,000              3.80% (a)        Weekly Muni Swap Index         Aug 2015         $107,556
---------------------------------------------------------------------------------------------------------
                                                                                                $107,556

(a) Fixed rate


John Hancock
High Yield Municipal Bond Fund
Footnotes to Schedule of Investments
November 30, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on November 30, 2004, including short-term investments, was $103,113,494. Gross unrealized appreciation and depreciation of investments aggregated $6,758,258 and $3,922,959, respectively, resulting in net unrealized appreciation of $2,835,299.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock High Yield Municipal Bond Fund.

590Q1  11/04
        1/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Free Bond Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005

By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005